Share-based payments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-based payments
Share-based expense, production cost			$ 117	$ 771
Cash-settled share-based expense	$ 84	$ 285	108	443
Equity-settled share-based expense	253	$ 226	412	82
Share-based payment settled in share capital			192	60
Share-based payment settled in share capital			(163)	(42)
Share capital
Share-based payments
Share-based payment settled in share capital			192	60	$ 60
Share-based payment settled in share capital			$ 351	766	766
Performance units (PUs)
Share-based payments
Performance period			3 years
Share-based payment liability	$ 1,502		$ 1,502		$ 2,410
Share-based expense, production cost			61	760
Cash-settled share-based expense			108	443
Performance units (PUs) | Share capital
Share-based payments
Share-based payment settled in share capital			$ 192	60
Performance units (PUs) | Minimum
Share-based payments
Performance period			1 year
Performance multiplier	69.00%		69.00%		26.00%
Performance units (PUs) | Maximum
Share-based payments
Performance period			3 years
Performance multiplier	90.00%		90.00%		83.00%
Equity-settled performance units (EPUs)
Share-based payments
Performance period			3 years
Share-based expense, production cost			$ 56	11
Equity-settled share-based expense			396	71
Equity-settled performance units (EPUs) | Share capital
Share-based payments
Share-based payment settled in share capital			$ 351	766
Equity-settled performance units (EPUs) | Minimum
Share-based payments
Performance multiplier	69.50%		69.50%		26.00%
Equity-settled performance units (EPUs) | Maximum
Share-based payments
Performance multiplier	100.00%		100.00%		83.00%
Equity restricted share units (ERSUs)
Share-based payments
Equity-settled share-based expense			$ 16	$ 11